Document and Entity Information	3 Months Ended
Nov. 30, 2020
Cover [Abstract]
Entity Registrant Name	Cannabics Pharmaceuticals Inc.
Entity Central Index Key	0001343009
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2020
Small Business Entity	true
Entity Emerging Growth	false
Entity Incorporation State Code	NV